Financial Instruments by Category - Summary of Gains or Losses Arising From Financial Instruments by Category (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Interest income	₩ 279,607	₩ 271,925	₩ 273,460
Interest expense	(356,345)	(293,854)	(263,389)
Total	(92,910)	(353,980)	215,095
Other comprehensive income (loss) for the year	7,447	(2,194)	165,567
Reclassified to profit or loss from other comprehensive income (loss) for the year	(37,942)	(95,421)
Interest expense	(52,035)	(41,469)	(36,651)
Financial liabilities designated as at fair value through profit or loss [member]
Disclosure of detailed information about financial instruments [line items]
Interest expense	(44)	(4,046)
Gain on foreign currency transaction	(5)	24	(2)
Gain (loss) on disposal	4,788		2,136
Gain (loss) on valuation	(7,394)	30,031	42,447
Derivatives used for hedging [member]
Disclosure of detailed information about financial instruments [line items]
Gain (loss) on transactions		(1,291)	(6,208)
Gain (loss) on valuation	11,503	(17,237)	(7,206)
Other comprehensive income (loss) for the year	7,557	(23,957)	(3,112)
Reclassified to profit or loss from other comprehensive income (loss) for the year	(8,764)	15,195	6,722
Financial liabilities at amortized cost [member]
Disclosure of detailed information about financial instruments [line items]
Interest expense	(358,486)	(275,302)	(232,197)
Gain on foreign currency transaction	(24,054)	(34,574)	(3,580)
Gain (loss) on foreign currency translation	(93,004)	(168,577)	(201,623)
Gain (loss) on valuation	3,411
Lease liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Interest expense	(52,035)	(41,469)	(36,650)
Financial assets at amortized cost [member]
Disclosure of detailed information about financial instruments [line items]
Interest income	360,134	144,505	74,937
Gain on foreign currency transaction	22,782	23,824	12,826
Gain (loss) on foreign currency translation	5,741	(2,151)	2,911
Gain (loss) on disposal	(3,409)	(81)	35
Gain (loss) on valuation	(172,966)	(132,102)	(110,286)
Financial assets at fair value through profit or loss [member]
Disclosure of detailed information about financial instruments [line items]
Interest income	13,480	6,008	3,673
Dividend income	6,918	4,600	21,499
Gain on foreign currency transaction		1,100
Gain (loss) on foreign currency translation	3,396	13,711	17,794
Gain (loss) on disposal	14,237	2,347	29,974
Gain (loss) on valuation	(31,965)	(29,282)	64,659
Financial assets at fair value through other comprehensive income [member]
Disclosure of detailed information about financial instruments [line items]
Interest income	18,966	190,281	222,290
Dividend income	52,813	9,522	1,365
Gain (loss) on disposal	(11,193)	(62,183)	(22,712)
Gain (loss) on valuation		(61)
Other comprehensive income (loss) for the year	121,805	(158,574)	129,780
Derivatives financial assets for hedging [member]
Disclosure of detailed information about financial instruments [line items]
Gain (loss) on transactions	10,192	27,628
Gain (loss) on valuation	34,092	150,699	203,961
Other comprehensive income (loss) for the year	7,772	88,048	144,967
Reclassified to profit or loss from other comprehensive income (loss) for the year	₩ (29,178)	₩ (110,616)	₩ (143,305)